INCOME TAX EXPENSES (Changes in unrecognized tax benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAX EXPENSES [Abstract]
Unrecognized tax benefits, beginning balance	$ 39	244	282	649
Additions based on tax positions related to the prior years				66
Reductions for tax positions of prior years			(38)	(433)
Unrecognized tax benefits, ending balance	$ 39	244	244	282